Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from/(used in) operating activities
Profit after tax for the period		$ 2,737	$ 3,646	$ 1,722
Non-cash items
Depreciation and amortisation		5,070	4,552	3,960
Depreciation of lease assets		175	210	179
Change in fair value of derivative financial instruments		(345)	352	349
Net finance costs		40	145	34
Tax expense		1,112	723	1,551
Exploration and evaluation written off		4	9	77
Impairment loss		143	0	1,917
Restoration movement		340	199	147
Gain on disposal of property, plant and equipment		(187)	(238)	0
Other		(119)	(135)	(226)
Changes in assets and liabilities
Decrease/(increase) in trade and other receivables		113	(301)	107
Increase in inventories		(102)	(161)	(31)
(Decrease)/increase in provisions		(46)	3	(114)
Increase/(decrease) in other assets and liabilities		166	(45)	(736)
(Decrease)/increase in trade and other payables		(141)	175	(135)
Cash generated from operations		8,960	9,134	8,801
Interest received		220	183	264
Other dividends received		14	12	20
Borrowing costs relating to operating activities		(9)	(41)	(26)
Income tax and PRRT paid		(1,137)	(2,555)	(2,916)
Payments for restoration		(856)	(805)	(447)
Receipts for hedge collateral		0	0	506
Other		0	(81)	(57)
Net cash from operating activities		7,192	5,847	6,145
Cash flows from/(used in) investing activities
Payments for capital and exploration expenditure		(7,974)	(4,902)	(5,291)
Cash paid on business combination, net of cash acquired		0	(1,896)	0
Payments for asset acquisition, net of cash acquired		0	(1,042)	0
Reimbursements received from external parties for capital expenditure		464	155	0
Borrowing costs relating to investing activities		(712)	(369)	(311)
Deposits/proceeds received from disposal of non-current assets		303	2,307	19
Dividends from/(contributions to) associates		8	0	(2)
Net cash used in investing activities		(7,911)	(5,747)	(5,585)
Cash flows from/(used in) financing activities
Proceeds from borrowings		4,848	5,114	0
Repayment of borrowings		(2,900)	(169)	(284)
Purchases of shares relating to employee share plans		(53)	0	0
Borrowing costs relating to financing activities		0	(2)	(4)
Repayment of the principal portion of lease liabilities		(233)	(278)	(340)
Borrowing costs relating to lease liabilities		0	(15)	(21)
Contributions from/(distributions to) non-controlling interests	[1]	2,841	(100)	(98)
Dividends paid		(2,012)	(2,449)	(4,253)
Net cash from/(used in) financing activities		2,491	2,101	(5,000)
Net increase/(decrease) in cash held		1,772	2,201	(4,440)
Cash and cash equivalents at the beginning of the period		3,923	1,740	6,201
Effects of exchange rate changes		17	(18)	(21)
Cash and cash equivalents at the end of the period		$ 5,712	$ 3,923	$ 1,740

[1]	1.Includes capital contribution of $2,594 million from Stonepeak and $98 million from Williams for the development of Louisiana LNG. Refer to Note B.9 for details.